Other current assets	6 Months Ended
Jun. 30, 2024
Other Current Assets [Abstract]
Other current assets	Other current assets
The composition of other current assets as of 30 June 2024 and 31 December 2023 is as follows:

	30 June 2024	31 December 2023
Value-added tax	8,050	8,801
Prepaid expenses	22,162	22,035
Proceeds receivable from sale of joint venture (Note 20)	12,000	—
Other short-term receivables	2,125	1,035
	44,337	31,871